Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Income and Comprehensive Income
Net earnings	$ 206,088	$ 16,267
Items that will not be reclassified to the consolidated statement of income
Changes in fair value of financial assets at fair value through other comprehensive income	59,673	(4,778)
Income tax effect	(2,050)	918
Share of other comprehensive loss of an associate	(964)	(1,795)
Items that may be reclassified to the consolidated statement of income
Currency translation adjustments	35,176	(54,425)
Share of other comprehensive income of associates	363	2,258
Reclassification to the statement of income of other comprehensive loss	1,147	0
Other comprehensive income (loss)	93,345	(57,822)
Comprehensive income (loss)	$ 299,433	$ (41,555)